Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue
Digital currency mining (note 4)	$ 10,318,500	$ 18,128,241	$ 24,190,060
Colocation services (note 4(3))	15,790,179	1,675,269
Sale of electricity (note 4(3))	6,283,028	3,037,393
Sale of energy (note 3)	4,610,556	3,272,005
Total revenue	37,002,263	26,112,908	24,190,060
Cost of digital currency mining
Cost of revenue	(32,711,567)	(20,217,924)	(17,760,786)
Depreciation and amortization	(15,637,616)	(14,923,419)	(10,709,108)
Miner lease and hosting agreement (note 4(3))		(638,689)	(2,517,503)
Gross loss	(11,346,920)	(9,667,124)	(6,797,337)
Expenses
Office and administrative expenses	(2,410,310)	(2,108,831)	(3,016,409)
Professional fees	(2,233,333)	(1,546,626)	(1,745,613)
Regulatory fees	(85,798)	(119,647)	(235,445)
Gain on sale of property, plant and equipment			1,140,658
Loss on settlement of debt			(294,306)
Foreign exchange gain (loss)	5,227,038	(1,377,475)	3,972,705
Gain (loss) on sale of digital currencies (note 4)	1,558,772	945,536	(11,574,330)
Loss on digital currency option calls			(1,950,000)
Change in fair value of loan and salaries payable (notes 12 and 19)	(793,606)	(310,521)
Change in fair value of investment (note 10)	50,159	50,685
Other income (expense)	13,784	54,528	(50,834)
Change in fair value of amount owing for Miner Lease Agreement		(267,551)	1,693,088
Share based compensation (note 17)	(1,748,506)	(1,620,777)	(3,296,238)
Gain (loss) on revaluation of digital currencies (note 4)	898,691	10,991	(3,256,530)
Impairment of goodwill (note 9)			(1,260,783)
Impairment of data miners (note 6)			(1,556,000)
Write-off of property, plant and equipment		(1,363,941)
Operating loss	(10,870,029)	(17,320,753)	(28,227,374)
Revaluation of warrant liabilities (note 14)	4,071,434	(4,522,523)	32,010,637
Net financial expenses	877	(42,134)	(296,218)
Private placements issuance costs			(695,170)
Net income (loss) before income taxes	(6,797,718)	(21,885,410)	2,791,875
Deferred tax recovery (note 25)			1,537,467
Net income (loss) for the year	(6,797,718)	(21,885,410)	4,329,342
Items that will be reclassified to net income
Foreign currency translation adjustment	(4,904,714)	1,263,136	(3,658,651)
Items that will not be reclassified to net income
Revaluation of digital currencies, net of tax			(3,706,624)
Comprehensive loss for the year	(11,702,432)	(20,622,274)	(3,035,933)
Comprehensive loss for the year attributable to:
Shareholders of the Company	(11,702,432)	(20,622,274)	(3,035,933)
Non-controlling interest (note 26)
Basic income (loss) per share (note 18) (in Dollars per share)	$ (0.22)	$ (0.77)	$ 0.16
Diluted income (loss) per share (note 18) (in Dollars per share)	$ (0.22)	$ (0.77)	$ 0.16